Schedule II - Valuation and Qualifying Accounts (Details) - Valuation and Qualifying Accounts - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Allowance for doubtful accounts
Beginning Balance		$ 25,106	$ 11,938
Additions Charged to Expenses/Other Accounts			13,168
Net (Deductions) Recoveries		25,106
Ending Balance			25,106
Valuation Allowance of Deferred Tax Assets [Member]
Allowance for doubtful accounts
Beginning Balance	$ 21,759,577	16,724,700	12,820,923
Additions Charged to Expenses/Other Accounts	4,935,302	5,034,877	3,903,777
Ending Balance	$ 26,694,879	$ 21,759,577	$ 16,724,700